CONSOLIDATED BALANCE SHEETS - USD ($)	Jul. 31, 2020	Jan. 31, 2020	Jan. 31, 2019
Current assets
Cash	$ 194,092	$ 9,865	$ 8,686
Prepaids and other receivables	7,935	5,764	1,838
Total current assets	202,027	15,629	10,524
Equipment	723	798	1,305
Unproved mineral properties	690,783	653,117	730,549
Total assets	893,533	669,544	742,378
Current liabilities
Accounts payable	172,820	239,098	216,926
Accrued liabilities	65,414	168,927	133,383
Due to related parties	11,721	7,282	1,849
Notes payable	26,910	24,451	27,019
Total current liabilities	276,865	439,758	379,177
Long-term notes to related parties	992,953	715,842	613,540
Withholding taxes payable	108,079	0	0
Total liabilities	1,377,897	1,155,600	992,717
Stockholders' deficit
Common stock value	41,217	41,217	37,504
Additional paid-in capital	9,132,068	9,132,068	8,968,677
Deficit	(9,610,032)	(9,584,892)	(9,263,300)
Accumulated other comprehensive income (loss)	(47,617)	(74,449)	6,780
Total stockholders' deficit	(484,364)	(486,056)	(250,339)
Total liabilities and stockholders' deficit	$ 893,533	$ 669,544	$ 742,378